DEFERRED REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
DEFERRED REVENUE
Balance at beginning	$ 8,665
Prepayments received	384,402
Gold delivered	(117,013)
Accretion expense	24,947	$ 489
Balance at ending	301,001	8,176
Current	125,354
Non-current	175,647
Gold prepay arrangements
DEFERRED REVENUE
Prepayments received	384,402
Gold delivered	(117,013)
Accretion expense	24,460
Balance at ending	291,849
Current	125,354
Non-current	166,495
Silver stream arrangement
DEFERRED REVENUE
Balance at beginning	8,665
Accretion expense	487	489
Balance at ending	9,152	$ 8,176
Non-current	$ 9,152